Fair Value - Summary of Assets and Liabilities in Each Level of Fair Value Hierarchy (Parenthetical) (Detail) (Reverse Loans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Reverse Loans [Member]
Fair Value of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Assets, Fair Value	$ 0	$ 28.5